Related Party Transactions	12 Months Ended
Dec. 31, 2019
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Related Party Transactions

NOTE 29   RELATED PARTY TRANSACTIONS

We transact with a number of related parties, the most significant being with our associates and joint ventures, key management personnel and post-employment benefit plans.

Supporting Information

Sale of Goods

We sell potash from our Canadian mines for use outside Canada and the US exclusively to Canpotex. Sales are at prevailing market prices and are settled on normal trade terms. Sales to Canpotex for the year ended December 31, 2019 were $1,625 (2018 – $1,657). Canpotex’s proportionate sales volumes by geographic area are shown in Note 3.

The receivable outstanding from Canpotex is shown in Note 13 and arose from sale transactions described above. It is unsecured and bears no interest. There are no provisions held against this receivable.

Receivables from equity holders of our equity-accounted investees

For certain equity holders of our other equity-accounted investees, we have provided loans which have an outstanding balance at December 31, 2019 of $1 (2018 – $Nil). There are no provisions held against these receivables.

Key Management Personnel Compensation

Compensation to key management personnel was comprised of:

	2019	2018
Salaries and other short-term benefits	15	19
Share-based compensation	31	53
Post-employment benefits	3	3
Termination benefits	12	23
	61	98

Transactions with Post-Employment Benefit Plans

Disclosures related to our post-employment benefit plans are shown in Note 23.